UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-03451

                             SEI DAILY INCOME TRUST

                                   REGISTRANT

                             SEI Daily Income Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-800-225-5734

                               AGENT FOR SERVICE

                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                         Date of Fiscal Year End: 1/31
            Date of Reporting Period: July 1, 2010 to June 30, 2011



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                         ULTRA SHORT DURATION BOND FUND

The Ultra Short Bond Duration Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                                   GNMA FUND

      The GNMA Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                               GOVERNMENT II FUND

  The Government II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                GOVERNMENT FUND

   The Government Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                     INTERMEDIATE-DURATION GOVERNMENT FUND

The Intermediate-Duration Government Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                               MONEY MARKET FUND

  The Money Market Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                             PRIME OBLIGATION FUND

The Prime Obligation Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                         SHORT-DURATION GOVERNMENT FUND

The Short-Duration Government Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.


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                                TREASURY II FUND

   The Treasury II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                 TREASURY FUND

    The Treasury Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                                   SIGNATURES
    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Name  of Registrant:  SEI  Daily  Income  Trust
By: /s/  Robert  A.  Nesher
         President
Date:    October  7,  2011